Quarterly Report
May 31, 2024
MFS®  Mid Cap Growth Fund
OTC-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 4.4%
Hexcel Corp.	901,679	$62,098,632
Howmet Aerospace, Inc.	5,136,455	434,800,916
Melrose Industries PLC	3,614,231	28,660,656
TransDigm Group, Inc.	71,730	96,349,888
		$621,910,092
Automotive – 2.2%
Copart, Inc. (a)	5,824,821	$309,065,002
Brokerage & Asset Managers – 3.5%
Ares Management Co.	1,257,287	$176,233,919
Blue Owl Capital, Inc.	773,684	13,918,575
LPL Financial Holdings, Inc.	611,903	175,132,758
The Carlyle Group, Inc.	976,627	41,955,896
TPG, Inc.	1,983,112	83,132,055
		$490,373,203
Business Services – 11.8%
Corpay, Inc. (a)	193,000	$51,660,310
CoStar Group, Inc. (a)	3,052,916	238,646,444
Equifax, Inc.	422,266	97,708,130
Factset Research Systems, Inc.	309,317	125,044,490
Morningstar, Inc.	724,975	208,974,044
MSCI, Inc.	512,892	253,973,860
TransUnion	2,001,166	143,923,859
Tyler Technologies, Inc. (a)	504,133	242,165,328
Verisk Analytics, Inc., “A”	1,193,780	301,763,708
		$1,663,860,173
Computer Software – 6.6%
ANSYS, Inc. (a)	97,796	$31,045,340
Cadence Design Systems, Inc. (a)	1,233,537	353,173,978
Datadog, Inc., “A” (a)	1,337,727	147,390,761
Dun & Bradstreet Holdings, Inc.	3,215,271	30,834,449
PTC, Inc. (a)	590,979	104,154,139
Synopsys, Inc. (a)	478,331	268,248,025
		$934,846,692
Computer Software - Systems – 5.5%
Arista Networks, Inc. (a)	203,646	$60,615,232
Constellation Software, Inc.	84,902	236,156,444
Guidewire Software, Inc. (a)	1,495,158	170,328,399
HubSpot, Inc. (a)	259,054	158,294,947
ServiceNow, Inc. (a)	234,356	153,955,487
		$779,350,509
Construction – 4.5%
AZEK Co., Inc. (a)	4,032,567	$193,401,913
Martin Marietta Materials, Inc.	117,408	67,166,769
Vulcan Materials Co.	1,433,628	366,679,034
		$627,247,716
Consumer Products – 1.6%
Church & Dwight Co., Inc.	1,787,771	$191,309,375
ODDITY Tech Ltd. (a)(l)	973,848	34,970,881
		$226,280,256

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	2,044,252	$214,891,770
Electrical Equipment – 5.1%
AMETEK, Inc.	1,989,122	$337,315,309
Hubbell, Inc.	349,245	135,817,888
nVent Electric PLC	2,322,906	189,038,090
Vertiv Holdings Co.	584,388	57,310,931
		$719,482,218
Electronics – 7.2%
ASM International N.V.	486,287	$342,986,699
Entegris, Inc.	299,186	37,802,151
Monolithic Power Systems, Inc.	658,264	484,238,747
Nova Ltd. (a)	327,765	68,388,167
Onto Innovation, Inc. (a)	351,240	76,113,708
		$1,009,529,472
Energy - Independent – 1.9%
Chesapeake Energy Corp. (l)	1,541,137	$140,135,587
Diamondback Energy, Inc.	667,372	132,980,545
		$273,116,132
Engineering - Construction – 0.9%
Quanta Services, Inc.	458,192	$126,433,500
Entertainment – 3.2%
Live Nation Entertainment, Inc. (a)	789,923	$74,047,382
Spotify Technology S.A. (a)	917,070	272,168,035
TKO Group Holdings, Inc.	1,013,014	110,489,437
		$456,704,854
Food & Beverages – 0.8%
Celsius Holdings, Inc. (a)	1,430,408	$114,404,032
Gaming & Lodging – 3.5%
DraftKings, Inc. (a)	4,117,748	$144,656,487
Hyatt Hotels Corp.	1,531,419	225,838,360
Las Vegas Sands Corp.	910,853	41,015,711
Red Rock Resorts, Inc.	1,623,918	83,225,797
		$494,736,355
Insurance – 1.6%
Arthur J. Gallagher & Co.	871,325	$220,732,762
Internet – 2.1%
Gartner, Inc. (a)	692,498	$290,620,636
Leisure & Toys – 2.3%
Take-Two Interactive Software, Inc. (a)	2,044,724	$327,891,941
Machinery & Tools – 3.2%
Ingersoll Rand, Inc.	1,854,974	$172,605,330
Wabtec Corp.	1,632,177	276,213,314
		$448,818,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 4.3%
Chemed Corp.	153,749	$85,233,833
ICON PLC (a)	740,754	240,611,714
IDEXX Laboratories, Inc. (a)	254,801	126,623,357
Veeva Systems, Inc. (a)	882,363	153,751,753
		$606,220,657
Medical Equipment – 9.7%
Agilent Technologies, Inc.	1,598,220	$208,423,870
Bio-Techne Corp.	1,393,880	107,593,597
Bruker BioSciences Corp.	2,097,546	137,410,238
DexCom, Inc. (a)	1,821,717	216,365,328
Masimo Corp. (a)	553,125	68,864,063
Natera, Inc. (a)	1,632,190	173,877,201
STERIS PLC	1,027,590	229,029,259
Waters Corp. (a)	186,949	57,748,546
West Pharmaceutical Services, Inc.	515,989	171,003,915
		$1,370,316,017
Metals & Mining – 0.5%
Cameco Corp.	1,139,866	$63,273,962
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	275,577	$43,483,295
Pharmaceuticals – 1.5%
Ascendis Pharma, ADR (a)(h)	1,203,811	$162,634,866
Legend Biotech Corp., ADR (a)	1,322,458	52,911,545
		$215,546,411
Pollution Control – 0.6%
GFL Environmental, Inc.	2,518,388	$79,253,670
Printing & Publishing – 2.3%
Warner Music Group Corp.	1,035,233	$30,829,239
Wolters Kluwer N.V.	1,828,044	291,622,038
		$322,451,277
Restaurants – 2.4%
Chipotle Mexican Grill, Inc., “A” (a)	62,659	$196,092,594
Wingstop, Inc.	403,079	148,595,073
		$344,687,667
Specialty Stores – 3.7%
ACV Auctions, Inc. (a)	4,831,352	$86,239,633
Floor & Decor Holdings, Inc., “A” (a)	115,309	13,475,010
O'Reilly Automotive, Inc. (a)	165,414	159,336,689
Tractor Supply Co.	661,152	188,620,054
Ulta Beauty, Inc. (a)	187,352	74,020,902
		$521,692,288
Trucking – 0.3%
Saia, Inc. (a)	89,069	$36,471,974
Utilities - Electric Power – 0.2%
Vistra Corp.	298,947	$29,619,669
Total Common Stocks		$13,983,312,846

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/2040) (a)	CAD 11.5	N/A	115,391	$0

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.38% (v)	96,423,384	$96,433,026
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.26% (j)	45,411,331	$45,411,331

Other Assets, Less Liabilities – (0.2)%		(34,917,131)
Net Assets – 100.0%		$14,090,240,072
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $259,067,892 and $13,866,089,311, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,622,453,918	$—	$—	$12,622,453,918
Netherlands	—	634,608,737	—	634,608,737
Canada	378,684,076	0	—	378,684,076
Denmark	162,634,866	—	—	162,634,866
Israel	103,359,048	—	—	103,359,048
China	52,911,545	—	—	52,911,545
United Kingdom	—	28,660,656	—	28,660,656
Mutual Funds	141,844,357	—	—	141,844,357
Total	$13,461,887,810	$663,269,393	$—	$14,125,157,203
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At May 31, 2024, the value of securities loaned was $127,577,132. These loans were collateralized by cash of $45,411,331 and U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $84,607,970.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Ascendis Pharma, ADR	$88,520,882	$31,604,446	$2,869,737	$969,333	$44,409,942	$162,634,866
MFS Institutional Money Market Portfolio	419,936,182	723,495,201	1,047,000,300	34,178	(32,235)	96,433,026
	$508,457,064	$755,099,647	$1,049,870,037	$1,003,511	$44,377,707	$259,067,892
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Ascendis Pharma, ADR	$—	$—
MFS Institutional Money Market Portfolio	9,948,082	—
	$9,948,082	$—